Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Allowance for Doubtful Accounts
Schedule of movements of the allowance for doubtful accounts

	Balance at January 1,	Charged to (write- back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB	RMB	RMB	RMB
2009	19,848	15,982	(5,815)	30,015
2010	30,015	(20,029)	(2,164)	7,822
2011	7,822	416	(266)	7,972